GENERAL (Details) - shares	Aug. 20, 2024	Mar. 23, 2023
ADS
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts		10
New ADS Ratio [Member]
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts	10,000	400